CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net revenue	$ 14,934	$ 16,854
Cost of revenue	8,850	10,252
Gross profit	6,084	6,602
Operating expenses:
Research and development	1,992	1,502
Selling and marketing	4,995	5,035
General and administrative	3,065	3,043
Restructuring and severance	172	437
Total operating expenses	10,224	10,017
Loss from operations	(4,140)	(3,415)
Non-operating income (expense):
Interest expense, net	(424)	(2,084)
Foreign currency loss, net	(1,276)	(93)
Loss from continuing operations before income taxes and noncontrolling interest	(5,840)	(5,592)
Income tax provision	(19)	(64)
Loss from continuing operations before noncontrolling interest	(5,859)	(5,656)
Income from discontinued operations, net of income taxes		487
Consolidated net loss	(5,859)	(5,169)
Less: Loss attributable to noncontrolling interest	67	41
Net loss attributable to Identiv, Inc. stockholders´ equity	$ (5,792)	$ (5,128)
Basic and diluted net loss per share attributable to Identiv, Inc. stockholders´ equity:
Loss from continuing operations	$ (0.54)	$ (0.74)
Income from discontinued operations		$ 0.06
Net loss	$ (0.54)	$ (0.68)
Weighted average shares used to compute basic and diluted loss per share	10,702	7,569